Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Total	Vested earn-out shares	Penny warrants exercised	Public warrants exercised	Recognition of share-based payments	SARs	Options	RSUs	Share capital	Share capital Vested earn-out shares	Share capital Penny warrants exercised	Share capital Public warrants exercised	Share capital SARs	Share capital RSUs	Share premium	Share premium Vested earn-out shares	Share premium Penny warrants exercised	Share premium Public warrants exercised	Share premium SARs	Share premium Options	Share premium RSUs	Other reserves	Other reserves Recognition of share-based payments	Other reserves SARs	Other reserves Options	Other reserves RSUs	Translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2023	$ (932,493)								$ 2,279						$ 1,229,690							$ 42,911					$ (1,528)	$ (2,205,845)
(Loss) / profit for the period	(153,504)																											(153,504)
Foreign currency translation differences	121																										121
Total comprehensive (loss) / profit	(153,383)																										121	(153,504)
Capital contribution	144,639								92						144,547
Vested earn-out shares		$ 310,901								$ 198						$ 310,703
Warrants exercised			$ 17,710	$ 6,695							$ 15	$ 4					$ 17,695	$ 6,691
Recognition of share-based payments					$ 4,450	$ (4,613)	$ 76						$ 14						$ 7,174	$ 105			$ 4,450	$ (11,801)	$ (29)
Stock options recognised	96																					96
Ending balance at Jun. 30, 2024	(605,922)								2,602						1,716,605							35,627					(1,407)	(2,359,349)
Beginning balance at Dec. 31, 2024	(412,771)								2,826						2,007,058							17,272					(2,218)	(2,437,709)
(Loss) / profit for the period	141,718																											141,718
Foreign currency translation differences	3,434																										3,434
Total comprehensive (loss) / profit	145,152																										3,434	141,718
Capital contribution	78,289								79						78,210
Vested earn-out shares														$ 6							$ 2,808
Convertible debt settled with shares	14,833								13						14,820
Recognition of share-based payments					$ 3,232			$ (2,209)						$ 6							$ 2,808		$ 3,232			$ (5,023)
Stock options recognised	146																					146
Ending balance at Jun. 30, 2025	$ (173,328)								$ 2,924						$ 2,102,896							$ 15,627					$ 1,216	$ (2,295,991)